Reinsurance (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Reinsurance Disclosures [Abstract]
Deposit assets in premiums, reinsurance, and other receivables or secondary guarantee risk for reinsurance	$ 2,300,000,000	$ 2,300,000,000
Deposit liabilities in other liabilities for reinsurance	33,000,000	35,000,000
Ceded Credit Risk [Line Items]
Reinsurance recoverables	15,300,000,000	14,900,000,000
Mortality Risk on Yearly Renewable Term Basis [Member]
Reinsurance Retention Policy [Line Items]
Retention amount	$ 5,000,000
Modified Coinsurance of Closed Block [Member]
Reinsurance Retention Policy [Line Items]
Reinsured risk percentage	59.25%
Ceded Credit Risk, Unsecured [Member]
Ceded Credit Risk [Line Items]
Reinsurance recoverables	$ 6,100,000,000	5,900,000,000
MetLife Holdings | Mortality Risk [Member]
Reinsurance Retention Policy [Line Items]
Percentage of reinsured risk in excess of stated amount	90.00%
Retention amount	$ 2,000,000
MetLife Holdings | Mortality Risk on Case by Case Basis [Member]
Reinsurance Retention Policy [Line Items]
Percentage of reinsured risk in excess of stated amount	100.00%
Retention amount	$ 20,000,000
MetLife Holdings | Fixed Annuities [Member]
Reinsurance Retention Policy [Line Items]
Percentage of reinsured risk in excess of stated amount	90.00%
MetLife Holdings | Living And Death Benefit Guarantees [Member]
Reinsurance Retention Policy [Line Items]
Percentage of reinsured risk in excess of stated amount	100.00%
MetLife Holdings | Variable Annuity [Member]
Reinsurance Retention Policy [Line Items]
Percentage of reinsured risk in excess of stated amount	100.00%
Brighthouse Financial | Mortality Risk [Member]
Reinsurance Retention Policy [Line Items]
Percentage of reinsured risk in excess of stated amount	100.00%
Retention amount	$ 100,000
Brighthouse Financial | Mortality Risk on Case by Case Basis [Member]
Reinsurance Retention Policy [Line Items]
Percentage of reinsured risk in excess of stated amount	100.00%
Brighthouse Financial | Fixed Annuities [Member]
Reinsurance Retention Policy [Line Items]
Percentage of reinsured risk in excess of stated amount	90.00%
Brighthouse Financial | Living And Death Benefit Guarantees [Member]
Reinsurance Retention Policy [Line Items]
Percentage of reinsured risk in excess of stated amount	100.00%
Brighthouse Financial | Quota Share Reinsurance for Certain Disability Business [Member]
Reinsurance Retention Policy [Line Items]
Reinsured risk percentage	100.00%
Five Largest Ceded Reinsurers [Member]
Ceded Credit Risk [Line Items]
Five largest reinsurers, reinsurance recoverables amount	$ 10,800,000,000	$ 10,800,000,000
Five largest reinsurers, reinsurance recoverables percentage	71.00%	73.00%
Five Largest Ceded Reinsurers [Member] | Ceded Credit Risk, Unsecured [Member]
Ceded Credit Risk [Line Items]
Five largest reinsurers, reinsurance recoverables amount	$ 2,300,000,000	$ 2,600,000,000